Common Shares Common Shares Narrative (Details)	6 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Apr. 07, 2020 $ / shares shares	Apr. 06, 2020 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Document Period End Date	Jun. 30, 2020
Stock Issued During Period, Shares, New Issues	4,700,000
Dividends, Common Stock, Cash | $	$ 2,000,000.0
Treasury Stock, Value, Acquired, Cost Method | $		$ 0
Common Stock, Dividends, Per Share, Cash Paid | $ / shares	$ 0.25
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01		$ 0.01
Common Stock, Shares, Outstanding	11,992,580		7,200,000		7,248,180
Stockholders Equity Note, Reverse Stock Split Conversion Ratio	10
Common Stock, Shares Authorized	31,875,000		31,900,000	72,500,000	21,250,000
Proceeds from Issuance of Common Stock | $	$ 82,255,000	$ 0
Equity Issued to Related Party	950,000
Shares Issued, Price Per Share | $ / shares	$ 18.46
Unamortized deferred financing costs | $	$ 9,049,000				$ 10,325,000
Fair Value, Measurements, Recurring [Member] | Sale Leaseback Transaction, Name [Domain]
Class of Stock [Line Items]
Unamortized deferred financing costs | $	$ 4.8				$ 4.7
Scorpio Holdings Limited [Member]
Class of Stock [Line Items]
Equity Ownership by Related Party	2000.00%
Scorpio Services Holding Limited
Class of Stock [Line Items]
Equity Ownership by Related Party	1610.00%
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	4,715,000
Stock Repurchased and Retired During Period, Shares		0
Common Stock, Shares, Outstanding	11,992,580	7,139,726			7,248,180	7,121,726